Schedule of changes in share capital and share premium (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 INR (₨) shares	Mar. 31, 2025 INR (₨) shares
Disclosure of classes of share capital [abstract]
Number of shares, outstanding, beginning balance | shares	62,074,642	62,074,642	63,113,555
Share capital, outstanding, beginning balance		₨ 863	₨ 857
Share premium, outstanding, beginning balance		₨ 20,595,068	₨ 20,511,478
Number of shares, exercise of option (restricted stock units and share-based payments) | shares	1,915,536	1,915,536	694,096
Share capital, exercise of option (restricted stock units and share-based payments)		₨ 16	₨ 6
Share premium, exercise of option (restricted stock units and share-based payments)		₨ 254,490	₨ 83,590
Number of shares, own shares repurchased | shares			(1,733,009)
Number of shares, outstanding, ending balance | shares	63,990,178	63,990,178	62,074,642
Share capital, outstanding, ending balance		₨ 879	₨ 863
Share premium, outstanding, ending balance	$ 222,206	₨ 20,849,558	₨ 20,595,068